Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of related parties of the Group that had balances and/or transactions with the Group

The following companies are related parties of the Group that had balances and/or transactions with the Group during the years ended December 31, 2021, 2022 and 2023.

Name of related parties	Relationship with the Group
Sen Rong Limited(i)	A shareholder that has significant influence over the Group
Rong Chang Limited(i)	A shareholder that has significant influence over the Group
Bo Yu	A shareholder that has significant influence over the Group
Ping An Group	Ultimate parent company of Bo Yu
Subsidiaries of Ping An Group	Controlled by Ping An Group
Open Portal Guangxi	Significant influenced by the Group
(i)

Sen Rong Limited and Rong Chang Limited has entered into an acting-in-concert agreement in 2020 and an amended and restarted agreement in 2021. As a result, Rong Chang and Sen Rong as a concert group had significant influence over the Group.

Schedule of key management personnel compensations

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Wages and salaries	28,163	21,123	20,806
Welfare and other benefits	772	614	654
Share-based payments	4,187	8,401	4,909
	33,122	30,138	26,369

Schedule of significant transactions and year end balances with related parties
(c)	Significant transactions with related parties

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Revenue
Ping An Group and its subsidiaries	2,315,220	2,526,682	2,091,039

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Purchase of services
Ping An Group and its subsidiaries	1,534,302	1,706,436	1,423,367

Net loss on disposal of property and equipment
Ping An Group and its subsidiaries	—	(599)	(1,359)

Net gain from wealth management products consolidated by related parties
Ping An Group and its subsidiaries	26,249	18,890	12,996

Net (loss)/gain on derivatives
Ping An Group and its subsidiaries	(169,545)	262,769	30,592

Investment income from loan to related party
Open Portal Guangxi	—	283	—

Interest income on bank deposits
Ping An Group and its subsidiaries	12,037	9,234	17,637

Leasing payment
Ping An Group and its subsidiaries	19,849	20,957	12,131

Interest expenses
Ping An Group and its subsidiaries	15,914	2,672	—

Net gain on financial assets measured at fair value through other comprehensive income
Ping An Group and its subsidiaries	—	315	—
(d)	Year end balances with related parties

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Trade receivables
Ping An Group and its subsidiaries (i)	372,456	299,098

Contract assets
Ping An Group and its subsidiaries	9,876	7,538

Prepayment and other receivables
Ping An Group and its subsidiaries	771,137	599,671

Financial assets at fair value through profit or loss (Note 22)
Ping An Group and its subsidiaries	405,960	417,956

Cash and restricted cash and time deposits over three months
Ping An Group and its subsidiaries	787,916	784,840

Trade and other payables
Ping An Group and its subsidiaries (i)	1,086,907	864,038

Contract liabilities
Ping An Group and its subsidiaries	27,517	25,550

Derivative financial assets
Ping An Group and its subsidiaries	56,363	38,008

Derivative financial liabilities
Ping An Group and its subsidiaries	9,568	—
(i)	The balances with related parties were unsecured, interest-free and repayable on demand.